Property, plant and equipment Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Schedule of information about property, plant and equipment
The estimated useful lives of significant items of property, plant and equipment are as follows:

•	tankers	20 years
•	FSO/FpSO/FPSO	25 years
•	plant and equipment	5 - 20 years
•	fixtures and fittings	5 - 10 years
•	other tangible assets	3 - 20 years
•	dry-docking	2.5 - 5 years

(in thousands of USD)	Acquisitions	Sale price	Book Value	Gain	Deferred Gain	Loss
Antarctica - Sale (Note 3)	—	91,065	89,000	2,065	—	—
Cap Laurent - Sale	—	21,825	10,682	11,143	—	—
Other	—	—	—	94	—	(8,002)
At December 31, 2015				13,302	—	(8,002)

	Acquisitions	Sale price	Book Value	Gain	Deferred Gain	Loss
Famenne - Sale (Note 3)	—	38,016	24,195	13,821	—	—
Nautilus - Sale	—	43,250	32,208	11,042	(500)	—
Navarin - Sale	—	47,250	36,739	10,511	(1,500)	—
Neptun - Sale	—	47,250	37,534	9,716	(1,500)	—
Nucleus - Sale	—	47,250	36,974	10,276	(1,500)	—
Other	—	—	—	31	—	(2)
At December 31, 2016				55,397	(5,000)	(2)

	Acquisitions	Sale price	Book Value	Gain	Deferred Gain	Loss
TI Topaz - Sale	—	20,790	41,817	—	—	(21,027)
Flandre - Sale	—	45,000	24,693	20,307	—	—
Cap Georges - Sale	—	9,310	801	8,509	—	—
Artois - Sale	—	21,780	14,077	7,703	—	—
Other	—	28	8	20	—	—
At December 31, 2017				36,538	—	(21,027)

(in thousands of USD)	Vessels	Vessels under construction	Other tangible assets	Prepayments	Total PPE
At January 1, 2015
Cost	3,342,607	—	2,997	16,601	3,362,205
Depreciation & impairment losses	(1,084,273)	—	(1,771)	—	(1,086,044)
Net carrying amount	2,258,334	—	1,226	16,601	2,276,161

Acquisitions	257,706	93,890	288	8,001	359,885
Disposals and cancellations	(10,681)	—	(3)	(8,000)	(18,684)
Depreciation charges	(209,728)	—	(428)	—	(210,156)
Transfer to assets held for sale	(24,195)	—	—	—	(24,195)
Transfers	16,600	—	—	(16,600)	—
Translation differences	—	—	(35)	—	(35)
Balance at December 31, 2015	2,288,036	93,890	1,048	2	2,382,976

At January 1, 2016
Cost	3,477,605	93,890	2,482	2	3,573,979
Depreciation & impairment losses	(1,189,569)	—	(1,434)	—	(1,191,003)
Net carrying amount	2,288,036	93,890	1,048	2	2,382,976

Acquisitions	250,912	86,944	175	3	338,034
Acquisitions through business combinations (Note 24)	120,280	—	—	—	120,280
Disposals and cancellations	(143,457)	—	(7)	—	(143,464)
Depreciation charges	(227,306)	—	(358)	—	(227,664)
Transfer to assets held for sale	—	—	—	—	—
Transfers	94,698	(94,698)	5	(5)	—
Translation differences	—	—	(86)	—	(86)
Balance at December 31, 2016	2,383,163	86,136	777	—	2,470,076

At January 1, 2017
Cost	3,748,135	86,136	2,373	—	3,836,644
Depreciation & impairment losses	(1,364,972)	—	(1,596)	—	(1,366,568)
Net carrying amount	2,383,163	86,136	777	—	2,470,076

Acquisitions	125,486	51,201	1,203	—	177,890
Acquisitions through business combinations (Note 24)	—	—	—	—	—
Disposals and cancellations	(81,389)	—	(9)	—	(81,398)
Depreciation charges	(229,429)	—	(348)	—	(229,777)
Transfer to assets held for sale	—	—	—	—	—
Transfers	73,669	(73,669)	—	—	—
Translation differences	—	—	40	—	40
Balance at December 31, 2017	2,271,500	63,668	1,663	—	2,336,831

At December 31, 2017
Cost	3,595,692	63,668	3,545	—	3,662,905
Depreciation & impairment losses	(1,324,192)	—	(1,882)	—	(1,326,074)
Net carrying amount	2,271,500	63,668	1,663	—	2,336,831
These can be detailed as follows:

(in thousands of USD)	As at December 31, 2016 payments scheduled for
	TOTAL	2017	2018	2019
Commitments in respect of VLCCs	97,035	97,035	—	—
Commitments in respect of Suezmaxes	111,793	24,843	86,950	—
Commitments in respect of FSOs	—	—	—	—
Total	208,828	121,878	86,950	—

	As at December 31, 2017 payments scheduled for
	TOTAL	2018	2019	2020
Commitments in respect of VLCCs	—	—	—	—
Commitments in respect of Suezmaxes	185,922	185,922	—	—
Commitments in respect of FSOs	—	—	—	—
Total	185,922	185,922	—	—